COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES [Abstract]
COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES
NOTE R—COMMITMENTS, GUARANTEES AND OTHER CONTINGENCIES

In the ordinary course of business, loan commitments are made to accommodate the financial needs of bank customers.  Loan commitments include stand-by letters of credit, lines of credit, and other commitments for commercial, installment and mortgage loans.  Stand-by letters of credit, when issued, commit the bank to make payments on behalf of customers if certain specified future events occur and are used infrequently by the banks ($4.2 million and $4.8 million outstanding at December 31, 2012 and 2011, respectively).  Other loan commitments outstanding consist of unused lines of credit and approved, but unfunded, specific loan commitments ($87.7 million and $98.4 million at December 31, 2012 and 2011, respectively).  Those loan commitments (stand-by letters of credit and unfunded loans) generally expire within one year and are reviewed periodically for continuance or renewal.

All loan commitments have credit risk essentially the same as that involved in routinely making loans to customers and are made subject to the banks' normal credit policies.  In making these loan commitments, collateral and/or personal guarantees of the borrowers are generally obtained based on management's credit assessment.

Capitol's banking subsidiaries are required to maintain average reserve balances in the form of cash on hand and balances due from the Federal Reserve Bank and correspondent banks.  The amount of reserve balances required as of December 31, 2011 was $25,000 (none at December 31, 2012).

Deposits at the banking subsidiaries are insured up to the maximum amount covered by FDIC insurance.  From December 31, 2010 through December 31, 2012, all noninterest-bearing transaction deposit accounts were fully insured regardless of the amount and account ownership, separate from and in addition to the FDIC insurance coverage provided for the depositors' other accounts.

Capitol has guaranteed up to $2.5 million of secured borrowings by Amera Mortgage Corporation, a less than 50%-owned affiliate.  As of December 31, 2012, management has evaluated the risk and potential loss in connection with this guarantee and concluded that no liability exists.

Generally, banks are subject to cross-guaranty liability regarding other financial institutions the FDIC determines are controlled by any multibank holding company.  Pursuant to federal regulations, an insured depository institution may be liable for any loss the FDIC has incurred or expects to incur in connection with the failure of a former affiliate institution and, if the FDIC determines that remaining affiliates have a liability to the FDIC, then they would be required to pay that liability to the FDIC.  Payment of a cross-guaranty liability to the FDIC could have a material adverse impact on the results of operations, capital adequacy and financial position of Capitol and its banking subsidiaries.

To date, none of Capitol's subsidiary banks have received any notice of assessment of cross-guaranty liability.  Capitol's banks have, however, received notice from the FDIC that the FDIC may assess a cross-guaranty liability relating to a failed community bank in Florida which ceased operations in November 2009.  The FDIC alleges that the Florida bank was an affiliated institution of Capitol, although Capitol owned no securities of that bank or otherwise controlled the failed institution.  The aggregate loss to the FDIC of that failed bank approximated $23.6 million.  Previously, the FDIC had until November 2011, two years from the date of such notice, to determine whether to assess that potential cross-guaranty liability, if any.  In November 2011, the FDIC and Capitol's banks entered into a mutual tolling agreement which extends the ability of the FDIC to impose the cross-guaranty liability, as well as extends the statute of limitations for the banks to take action against the FDIC for two additional years, ending in November 2013.

In addition to the above-mentioned potential cross-guaranty liability, some of Capitol's banking subsidiaries were advised in December 2009 that, to mitigate the effects of any possible assessment arising from potential cross-guaranty liability, they should develop a plan to arrange a sale, merger or recapitalization such that Capitol no longer controls the bank.  This guidance was preceded by Capitol's previously-announced plans to selectively divest of some of its bank subsidiaries in conjunction with reallocating capital resources to the remaining banks.  Capitol's pending divestitures are subject to regulatory approval which may take an extended period of time to obtain.

As of December 31, 2012 and 2011, there were no material pending legal proceedings to which Capitol or its subsidiaries were a party, or to which any of its property was subject, except for proceedings arising in the ordinary course of business.  Management believes that pending legal proceedings will not have a material effect on the consolidated financial position or results of operations of Capitol.